Property, Plant, and Equipment, net (Details) - Schedule of property, plant, and equipment - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,726,132	$ 1,714,737	$ 1,606,930
Less: Accumulated depreciation	(1,128,864)	(1,039,181)	(700,085)
Property and equipment, net	597,268	675,556	906,845
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,854	15,771	15,403
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	675,076	675,878	650,961
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	151,568	144,072	82,080
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 883,634	$ 879,016	$ 858,486